SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only
SCHEDULE II
PartnerRe Ltd.
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2021	December 31, 2020
Assets
Fixed maturities, at fair value (amortized cost: 2021, $85,811; 2020, $517,294)	$85,111	$519,967
Cash and cash equivalents	1,988	10,020
Investments in subsidiaries	9,757,268	9,291,985
Intercompany loans and balances receivable	24,834	21,559
Other	19,906	11,443
Total assets	$9,889,107	$9,854,974

Liabilities
Intercompany loans and balances payable (1)	$2,297,350	$2,490,500
Accounts payable, accrued expenses and other	47,771	37,477
Total liabilities	2,345,121	2,527,977

Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	—	—
Preferred shares (par value $1.00; issued and outstanding: 2021, 8,000,000 shares; 2020, 25,489,636 shares; aggregate liquidation value: 2021, $200,000; 2020, $637,241)	8,000	25,490
Additional paid-in capital	1,929,934	2,334,564
Accumulated other comprehensive loss	(29,706)	(96,005)
Retained earnings	5,635,758	5,062,948
Total shareholders’ equity	7,543,986	7,326,997
Total liabilities and shareholders’ equity	$9,889,107	$9,854,974

(1)The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC and PartnerRe Finance Ireland DAC, a direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.
The parent has also fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. and PartnerRe Finance B LLC, both indirect 100% owned finance subsidiaries of the parent, related to the remaining $62 million aggregate principal amount of 6.440% Fixed-to-Floating Rate junior subordinated CENts and $500 million aggregate principal amount of 4.500% Fixed-Rate Reset junior subordinated notes, respectively. The parent’s obligations under these guarantees are unsecured junior subordinated obligations and rank junior in right of payment to all of the parent's outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.
SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Operations and Comprehensive Income —Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Revenues
Net investment income	$2,496	$2,094	$1,620
Interest income on intercompany loans	—	—	12,215
Net realized and unrealized investment (losses) gains	(16,730)	641	2,594
Other income	148	113	112
Total revenues	(14,086)	2,848	16,541
Expenses
Other expenses	55,996	53,458	51,115
Interest expense on intercompany loans	35,204	17,188	14,757
Net foreign exchange (gains) losses	(79,696)	82,986	(26,885)
Total expenses	11,504	153,632	38,987
Loss before equity in net income of subsidiaries	(25,590)	(150,784)	(22,446)
Equity in net income of subsidiaries	748,994	404,973	959,194
Net income	723,404	254,189	936,748
Preferred dividends	22,693	45,990	46,416
Loss on redemption of preferred shares	21,234	2,341	—
Net income available to common shareholder	$679,477	$205,858	$890,332
Comprehensive income
Net income	$723,404	$254,189	$936,748
Other comprehensive income (loss)	66,299	(20,080)	62,709
Comprehensive income	$789,703	$234,109	$999,457
SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Cash flows from operating activities
Net income	$723,404	$254,189	$936,748
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries	(748,994)	(404,973)	(959,194)
Other, net	(51,783)	87,789	(17,167)
Net cash used in operating activities	(77,373)	(62,995)	(39,613)
Cash flows from investing activities
Advances to/from subsidiaries, net (1)	100,426	73,738	(282,233)
Net issue of intercompany loans receivable and payable (1) (2)	—	458,489	276,332
Sales and redemptions of fixed maturities	481,015	32,230	72,724
Sales and redemptions of short-term investments	—	43,899	2,189
Purchases of fixed maturities	(62,239)	(496,139)	(18,621)
Purchases of short-term investments	—	(39,913)	(6,173)
Other, net	(8,465)	(3,987)	(29)
Net cash provided by investing activities	510,737	68,317	44,189
Cash flows from financing activities (1)
Issuance of preferred shares (3)	193,887	—	—
Redemption of preferred shares (3)	(637,241)	—	—
Net cash used in financing activities	(443,354)	—	—
Effect of foreign exchange rate changes on cash	1,958	186	(1,145)
(Decrease) increase in cash and cash equivalents	(8,032)	5,508	3,431
Cash and cash equivalents—beginning of year	10,020	4,512	1,081
Cash and cash equivalents—end of year	$1,988	$10,020	$4,512

(1)The following non-cash transactions were excluded from the Condensed Statement of Cash Flows - Parent Company Only:
a.During 2020, the parent recorded a non-cash exchange related to a reduction of intercompany loans and balances receivable of $204 million and a corresponding reduction of intercompany loans and balances payable of $204 million.
b.During 2021, 2020 and 2019, dividends paid to common and preferred shareholders of $129 million, $96 million and $246 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. During 2020, the redemption of Series F preferred shares of $67 million in 2020 was also paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable.
c.During 2021, the parent recorded a non-cash dividend received from a subsidiary of $350 million, with a corresponding change to intercompany balances payable. During 2020, the parent recorded a non-cash capital contribution to a subsidiary of $25 million, with a corresponding change to the intercompany balances payable. During 2019, the Parent recorded non-cash dividends received from subsidiaries and non-cash capital contributions to subsidiaries of $979 million and $22 million, respectively, with corresponding changes to the intercompany balances receivable/payable.
(2)During 2020, the Company recorded a $458 million loan payable maturing in 2030 with a direct Bermuda subsidiary in exchange for shares of an indirectly owned subsidiary, which were subsequently transferred to another subsidiary in exchange for cash. The cash proceeds were primarily invested in fixed maturities and used during 2021 to redeem the Series G, H and I preferred shares.
(3)During 2021, the parent issued 8 million 4.875% Series J fixed rate non-cumulative redeemable preferred shares at a par value of $1.00 per share and a redemption price of $200 million, and incurred preferred share issuance costs of $6 million. The parent also redeemed all outstanding Series G, H and I preferred shares at $25 per share for an aggregate liquidation value of $637 million during 2021.